UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2020

Date of reporting period: December 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Semi-Annual Report

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by going to www.impactetfs.org.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held with Impact Shares, Corp.

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Sector Weightings †

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK†† — 98.5%

Communication Services— 9.2%
Alphabet, Cl A*	61	$81,703
Alphabet, Cl C*	61	81,558
AT&T	3,507	137,054
CenturyLink	530	7,001
Comcast, Cl A	2,155	96,910
Interpublic Group	195	4,505
Sprint*	265	1,380
Verizon Communications	1,962	120,467
Walt Disney	736	106,448

		637,026

Consumer Discretionary— 10.2%
Amazon.com*	181	334,459
Autoliv	44	3,714
Best Buy	112	9,834
Capri Holdings*	72	2,747
Carnival	210	10,674
Darden Restaurants	51	5,559
Dunkin’ Brands Group	36	2,719
eBay	419	15,130
Expedia Group	62	6,705
Ford Motor	716	6,659
Gap	106	1,874
General Motors	640	23,424
Hasbro	56	5,914
Hilton Worldwide Holdings	38	4,215
Kohl’s	80	4,076
Kontoor Brands	22	924
Lululemon Athletica*	48	11,120
Macy’s	171	2,907
Marriott International, Cl A	135	20,443
McDonald’s	317	62,642
MercadoLibre*	8	4,575

Description	Shares	Fair Value

Nordstrom	60	$2,456
PVH	36	3,785
Royal Caribbean Cruises	86	11,482
Starbucks	492	43,257
Target	240	30,770
Tiffany	52	6,950
TJX	585	35,720
VF	162	16,145
Wyndham Destinations	16	827
Yum! Brands	124	12,491

		704,197

Consumer Staples— 6.7%
Brown-Forman, Cl A	20	1,255
Brown-Forman, Cl B	52	3,515
Campbell Soup	83	4,102
Church & Dwight	97	6,823
Clorox	51	7,830
Coca-Cola	1,551	85,848
Colgate-Palmolive	337	23,199
Conagra Brands	224	7,670
Estee Lauder, Cl A	83	17,143
General Mills	206	11,033
Hershey	56	8,231
JM Smucker	46	4,790
Kellogg	106	7,331
Kimberly-Clark	134	18,432
Kraft Heinz	294	9,446
Kroger	385	11,161
Molson Coors Brewing, Cl B	75	4,043
PepsiCo	549	75,032
Procter & Gamble	952	118,905
Tyson Foods, Cl A	110	10,014
Walgreens Boots Alliance	426	25,117

		460,920

Energy— 4.2%
Chevron	726	87,490
ConocoPhillips	438	28,483
Equities	99	1,079
Equitrans Midstream	30	401
Exxon Mobil	1,619	112,974
Marathon Oil	306	4,156
Marathon Petroleum	32	1,928
Occidental Petroleum	294	12,116
Phillips 66	157	17,491
Schlumberger	638	25,647

		291,765

Financials— 12.8%
Aflac	350	18,515
Allstate	158	17,767
American Express	336	41,829
Bank of America	4,118	145,036
Bank of New York Mellon	420	21,138
Citigroup	1,131	90,355
Comerica	74	5,309
Fifth Third Bancorp	300	9,222

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value

First Republic Bank	75	$8,809
Goldman Sachs Group	54	12,416
Hartford Financial Services Group	161	9,784
Huntington Bancshares	475	7,163
JPMorgan Chase	1,566	218,300
KeyCorp	474	9,594
MetLife	445	22,682
Northern Trust	102	10,836
PNC Financial Services Group	74	11,813
Principal Financial Group	118	6,490
Prudential Financial	188	17,623
S&P Global	116	31,674
State Street	56	4,430
T Rowe Price Group	114	13,890
US Bancorp	718	42,570
Voya Financial	72	4,391
Wells Fargo	1,992	107,170

		888,806

Health Care— 14.1%
Agilent Technologies	148	12,626
Allergan	164	31,352
AmerisourceBergen, Cl A	78	6,632
Amgen	251	60,509
Anthem	118	35,640
Baxter International	228	19,066
Becton Dickinson	123	33,452
Biogen*	96	28,486
Bio-Rad Laboratories, Cl A*	6	2,220
Bristol-Myers Squibb	886	56,872
Cigna	147	30,060
CVS Caremark	687	51,037
Edwards Lifesciences*	100	23,329
Eli Lilly	335	44,029
Gilead Sciences	625	40,612
Johnson & Johnson	1,262	184,088
McKesson	92	12,725
Merck	977	88,858
Perrigo	72	3,720
Pfizer	2,249	88,116
PRA Health Sciences*	8	889
Quest Diagnostics	66	7,048
Regeneron Pharmaceuticals*	34	12,766
ResMed	72	11,158
UnitedHealth Group	297	87,312

		972,602

Industrials— 7.3%
3M	277	48,868
Alaska Air Group	64	4,336
American Airlines Group	204	5,851
Caterpillar	223	32,933
CSX	372	26,918
Cummins	68	12,169
Delta Air Lines	309	18,070
Eaton	197	18,660
Flowserve	63	3,136
Fluor	66	1,246

Description	Shares	Fair Value

General Electric	2,940	$32,811
Hexcel	33	2,419
IHS Markit*	172	12,960
Illinois Tool Works	140	25,148
Ingersoll-Rand	95	12,627
Johnson Controls International	442	17,994
ManpowerGroup	28	2,719
Nielsen Holdings PLC	172	3,491
Norfolk Southern	123	23,878
Owens Corning	52	3,386
Pentair	76	3,486
Rockwell Automation	58	11,755
Union Pacific	340	61,469
United Parcel Service, Cl B	319	37,342
United Technologies	312	46,725
Verisk Analytics, Cl A	76	11,350
Waste Management	148	16,866
Westinghouse Air Brake Technologies	12	934
Xylem	82	6,461

		506,008

Information Technology— 28.8%
Accenture, Cl A	388	81,701
Adobe*	282	93,006
Advanced Micro Devices*	524	24,031
Alliance Data Systems	24	2,693
Apple	1,681	493,626
Autodesk*	126	23,116
Cognizant Technology Solutions, Cl A	108	6,698
Fidelity National Information Services	154	21,420
Hewlett Packard Enterprise	834	13,227
HP	1,016	20,879
Intel	2,703	161,774
International Business Machines	524	70,237
Intuit	144	37,718
Jabil	30	1,240
Keysight Technologies*	100	10,263
Leidos Holdings	26	2,545
Mastercard, Cl A	343	102,417
Microsoft	2,765	436,041
Motorola Solutions	96	15,469
NortonLifeLock	112	2,858
NVIDIA	380	89,414
ON Semiconductor*	76	1,853
Oracle	499	26,437
QUALCOMM	758	66,878
salesforce.com*	435	70,748
TE Connectivity	198	18,976
Texas Instruments	564	72,356
VMware, Cl A*	44	6,679
Workday, Cl A*	82	13,485
Xerox Holdings	116	4,277

		1,992,062

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value

Materials— 1.4%
Air Products & Chemicals	84	$19,739
Alcoa*	73	1,570
Eastman Chemical	52	4,121
Ecolab	98	18,913
FMC	54	5,390
International Flavors & Fragrances	38	4,903
International Paper	160	7,368
Linde	44	9,368
Livent*	40	342
Mosaic	147	3,181
Newmont Goldcorp	212	9,211
PPG Industries	91	12,148

		96,254

Real Estate— 1.9%
Apartment Investment & Management, Cl A‡	71	3,667
AvalonBay Communities‡	68	14,260
CBRE Group, Cl A*	142	8,703
Equinix‡	38	22,181
Healthpeak Properties‡	223	7,687
Host Hotels & Resorts‡	348	6,455
Iron Mountain‡	140	4,462
Jones Lang LaSalle	20	3,482
Kilroy Realty‡	48	4,027
Kimco Realty‡	204	4,225
Macerich‡	52	1,400
Prologis‡	302	26,920
Welltower‡	184	15,047
Weyerhaeuser‡	295	8,909

		131,425

Utilities— 1.9%
American Water Works	88	10,811
CenterPoint Energy	191	5,209
CMS Energy	110	6,912
Consolidated Edison	122	11,037
Dominion Energy	255	21,119
Edison International	124	9,351
Entergy	71	8,506
Eversource Energy	125	10,634
Exelon	372	16,960
PG&E*	266	2,891
PPL	264	9,472
Sempra Energy	108	16,360

		129,262

Total Common Stock
(Cost $5,872,624)		6,810,327

RIGHT— 0.0%
Celgene Corp	253	762

Total Right
(Cost $539) ($ Thousands)		762

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 1.5%
Invesco Government & Agency, Cl Institutional, 1.500%(A)	103,117	$103,117

Total Short-Term Investment
(Cost $103,117)		103,117

Total Investments - 100.0%
(Cost $5,976,280)		$6,914,206

Percentages are based on Net Assets of $6,915,158.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2019

Cl — Class

PLC — Public Limited Company

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2019, were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Sector Weightings †

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK†† — 100.7%

Communication Services— 12.3%
Alphabet, Cl A*	57	$76,345
Alphabet, Cl C*	60	80,221
AT&T	1,531	59,831
Comcast, Cl A	968	43,531
Sprint*	89	464
Verizon Communications	855	52,497
Walt Disney	319	46,137

		359,026

Consumer Discretionary— 11.3%
Adient*	16	340
Amazon.com*	85	157,066
Aptiv PLC	59	5,603
Autoliv	19	1,604
Best Buy	51	4,478
Carnival	88	4,473
eBay	199	7,186
Ford Motor	855	7,952
Gap	45	796
Garrett Motion*	11	110
General Motors	287	10,504
Goodyear Tire & Rubber	51	793
Hanesbrands	80	1,188
Hasbro	24	2,535
Hilton Worldwide Holdings	63	6,987
Home Depot	90	19,654
Macy’s	65	1,105
Marriott International, Cl A	63	9,540
Mattel*	76	1,030
McDonald’s	83	16,402
Newell Brands	72	1,384
Nordstrom	27	1,105
Ross Stores	82	9,547
Royal Caribbean Cruises	38	5,073

Description	Shares	Fair Value

Starbucks	139	$12,221
Target	119	15,257
TJX	274	16,730
Whirlpool	14	2,065
Wyndham Destinations	18	931
Yum! Brands	36	3,626

		327,285

Consumer Staples— 4.9%
Archer-Daniels-Midland	119	5,516
Brown-Forman, Cl A	3	188
Brown-Forman, Cl B	7	473
Bunge	33	1,899
Campbell Soup	22	1,087
Church & Dwight	26	1,829
Clorox	15	2,303
Coca-Cola	402	22,251
Colgate-Palmolive	95	6,540
Estee Lauder, Cl A	26	5,370
General Mills	64	3,428
Hormel Foods	31	1,398
Kellogg	29	2,006
Keurig Dr Pepper	27	781
Kimberly-Clark	41	5,639
Kroger	172	4,986
McCormick	13	2,207
Molson Coors Brewing, Cl B	23	1,240
PepsiCo	155	21,184
Philip Morris International	183	15,572
Procter & Gamble	274	34,223
Tyson Foods, Cl A	33	3,004

		143,124

Energy— 3.3%
Chevron	216	26,030
ConocoPhillips	128	8,324
Continental Resources	12	412
Core Laboratories	6	226
Devon Energy	55	1,428
Encana	90	422
Equities	30	327
Equitrans Midstream	32	428
Exxon Mobil	498	34,750
Hess	29	1,938
Kinder Morgan	219	4,636
Marathon Oil	130	1,765
Noble Energy	55	1,366
Occidental Petroleum	100	4,121
Schlumberger	274	11,015

		97,188

Financials— 13.6%
Aflac	163	8,623
Allstate	73	8,209
AXA Equitable Holdings	29	719
Bank of America	1,992	70,158
Bank of New York Mellon	201	10,116
Citigroup	539	43,061

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value
Discover Financial Services	73	$6,192
Goldman Sachs Group	79	18,164
Hartford Financial Services Group	77	4,679
JPMorgan Chase	715	99,671
KeyCorp	224	4,534
Moody’s	38	9,022
Morgan Stanley	282	14,416
Prudential Financial	94	8,811
S&P Global	56	15,291
State Street	84	6,644
US Bancorp	332	19,684
Wells Fargo	911	49,012

		397,006

Health Care— 11.7%
Abbott Laboratories	372	32,312
AbbVie	312	27,625
Agilent Technologies	71	6,057
Baxter International	111	9,282
Becton Dickinson	60	16,318
Biogen*	43	12,759
BioMarin Pharmaceutical*	26	2,198
Bristol-Myers Squibb	182	11,682
CVS Caremark	283	21,024
Danaher	96	14,734
Eli Lilly	103	13,537
Gilead Sciences	280	18,195
Illumina*	30	9,952
Jazz Pharmaceuticals*	14	2,090
Johnson & Johnson	572	83,438
Merck	289	26,284
Mylan*	119	2,392
Perrigo	30	1,550
Pfizer	626	24,527
ResMed	30	4,649

		340,605

Industrials— 8.9%
3M	125	22,052
AGCO	14	1,081
Arconic	53	1,631
Boeing	63	20,523
Cintas	20	5,382
Cummins	34	6,085
Deere	73	12,648
Delta Air Lines	135	7,895
Eaton	95	8,999
Emerson Electric	135	10,295
FedEx	54	8,165
Fluor	29	547
Fortune Brands Home & Security	22	1,438
General Electric	947	10,569
Honeywell International	84	14,868
IHS Markit*	82	6,179
Illinois Tool Works	68	12,215
Ingersoll-Rand	31	4,121
Johnson Controls International	202	8,223
Lockheed Martin	29	11,292

Description	Shares	Fair Value
ManpowerGroup	16	$1,554
Masco	66	3,167
Nielsen Holdings PLC	75	1,522
Northrop Grumman	20	6,879
Oshkosh	10	946
Owens Corning	26	1,693
Pentair	32	1,468
Raytheon	34	7,471
Resideo Technologies*	19	227
Rockwell Automation	28	5,675
Roper Technologies	23	8,147
United Parcel Service, Cl B	153	17,910
United Technologies	91	13,628
Verisk Analytics, Cl A	36	5,376
Westinghouse Air Brake Technologies	9	700
WW Grainger	11	3,724
Xylem	42	3,309

		257,604

Information Technology— 28.7%
Accenture, Cl A	158	33,270
Adobe*	121	39,907
Advanced Micro Devices*	235	10,777
Analog Devices	92	10,933
Apple	61	17,913
Cisco Systems	1,114	53,427
Dell Technologies, Cl C*	68	3,495
DXC Technology	69	2,594
First Solar*	20	1,119
Hewlett Packard Enterprise	366	5,805
HP	420	8,631
Intel	1,148	68,708
International Business Machines	224	30,025
Intuit	61	15,978
Lam Research	44	12,866
Mastercard, Cl A	109	32,546
Maxim Integrated Products	68	4,183
Micron Technology*	296	15,919
Microsoft	1,298	204,695
Motorola Solutions	40	6,446
NortonLifeLock	164	4,185
NVIDIA	157	36,942
Oracle	654	34,649
QUALCOMM	290	25,587
salesforce.com*	195	31,715
Seagate Technology	64	3,808
Texas Instruments	243	31,174
Visa, Cl A	376	70,650
Western Digital	50	3,173
Workday, Cl A*	36	5,920
Xerox Holdings	58	2,138
Xilinx	65	6,355

		835,533

Materials— 2.2%
Air Products & Chemicals	27	6,345
Alcoa*	24	516

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value
Avery Dennison	20	$2,617
Ball	75	4,850
Eastman Chemical	17	1,347
Ecolab	31	5,983
FMC	17	1,697
Freeport-McMoRan, Cl B	172	2,257
Huntsman	34	821
International Flavors & Fragrances	8	1,032
International Paper	46	2,118
Linde	118	25,122
Livent*	30	257
Mosaic	42	909
Newmont Goldcorp	65	2,824
PPG Industries	27	3,604
Sonoco Products	20	1,235

		63,534

Real Estate— 1.7%
AvalonBay Communities‡	32	6,710
CBRE Group, Cl A*	69	4,229
Equinix‡	17	9,923
Healthpeak Properties‡	104	3,585
Jones Lang LaSalle	11	1,915
Kilroy Realty‡	22	1,846
Prologis‡	138	12,301
Welltower‡	82	6,706
Weyerhaeuser‡	83	2,507

		49,722

Utilities— 2.1%
AES	76	1,512
American Electric Power	57	5,387
American Water Works	40	4,914
CMS Energy	35	2,200
Duke Energy	77	7,023
Entergy	23	2,755
Eversource Energy	38	3,233
Exelon	105	4,787
NextEra Energy	56	13,561
PG&E*	88	957
PPL	80	2,870
Public Service Enterprise Group	57	3,366
Sempra Energy	32	4,847
Xcel Energy	57	3,619

		61,031

Total Common Stock
(Cost $2,630,882)		2,931,658

Total Investments - 100.7%

(Cost $2,630,882)		$2,931,658

Percentages are based on Net Assets of $2,909,874.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Sector Weightings †

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 94.3%

Australia — 7.0%
AGL Energy	373	$5,374
Australia & New Zealand Banking Group	1,653	28,570
Brambles	943	7,756
Dexus‡	432	3,547
Fortescue Metals Group	1,175	8,814
GPT Group‡	787	3,093
Mirvac Group‡	1,639	3,657
National Australia Bank	1,568	27,101
Qantas Airways	436	2,175
Santos	1,030	5,913
Stockland‡	946	3,067
Telstra	2,303	5,721
Vicinity Centres‡	2,686	4,693
Westpac Banking	1,881	31,983
Woodside Petroleum	534	12,883

Total Australia		154,347

Austria — 0.2%
OMV	61	3,427

Total Austria		3,427

Canada — 2.3%
CAE	84	2,224
First Quantum Minerals	1,234	12,515
Gildan Activewear	69	2,040
Kinross Gold*	481	2,282
Newmont Goldcorp	55	2,391
Suncor Energy	554	18,157
Teck Resources, Cl B	415	7,197
Thomson Reuters	70	5,007

Total Canada		51,813

Description	Shares	Fair Value

China — 1.2%
Bank of Communications, Cl H	7,909	$5,623
BYD, Cl H	274	1,366
China Mobile	831	6,985
Lenovo Group	18,094	12,144
Towngas China*	59	41

Total China		26,159

Colombia — 0.0%
Millicom International Cellular	1	48

Total Colombia		48

Denmark — 5.0%
Coloplast, Cl B	128	15,879
GN Store Nord	149	7,007
ISS	156	3,743
Novo Nordisk, Cl B	1,085	62,973
Vestas Wind Systems	200	20,210

Total Denmark		109,812

Finland — 0.2%
Neste	124	4,315

Total Finland		4,315

France — 3.9%
Aeroports de Paris	10	1,975
Air France-KLM*	36	401
ALD	11	171
AXA	452	12,731
Credit Agricole	284	4,117
Gecina‡	10	1,790
JCDecaux	8	247
Kering	35	22,975
Legrand	89	7,252
Peugeot	165	3,942
Rexel	231	3,069
Societe Generale	763	26,544

Total France		85,214

Germany — 2.4%
adidas	79	25,680
Covestro	44	2,046
Henkel & KGaA	32	3,015
LANXESS	103	6,911
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	53	15,635
Telefonica Deutschland Holding	30	87

Total Germany		53,374

Hong Kong — 0.1%
Li & Fung	395	43
New World Development	45	62
Swire Properties	532	1,765

Total Hong Kong		1,870

Ireland — 2.0%
NortonLifeLock	1,703	43,460

Total Ireland		43,460

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value

Malaysia — 0.1%
IOI	195	$220
Malayan Banking	861	1,819
Sime Darby	502	272
Sime Darby Plantation	200	266

Total Malaysia		2,577

Mexico — 0.5%
Grupo Financiero Banorte, Cl O	2,051	11,451

Total Mexico		11,451

Netherlands — 3.3%
ABN AMRO Bank	103	1,874
Akzo Nobel	325	33,043
APERAM	10	320
ING Groep	2,864	34,336
Unilever	41	2,356

Total Netherlands		71,929

Norway — 0.8%
DNB	966	18,045

Total Norway		18,045

Philippines — 0.0%
Ayala	1	16

Total Philippines		16

Singapore — 0.5%
City Developments	414	3,371
Olam International	308	415
Sembcorp Industries	253	431
Wilmar International	2,462	7,542

Total Singapore		11,759

South Africa — 0.8%
Barloworld	144	1,159
Gold Fields	131	897
Sasol	86	1,864
Standard Bank Group	881	10,588
Vodacom Group	361	2,972

Total South Africa		17,480

Spain — 0.4%
Enagas	89	2,270
Prosegur Cia de Seguridad	86	355
Repsol	449	7,016
Repsol*	449	213

Total Spain		9,854

Sweden — 7.6%
Assa Abloy, Cl B	1,154	26,982
Atlas Copco, Cl A	372	14,838
Atlas Copco, Cl B	430	14,930
BillerudKorsnas	89	1,052
SKF, Cl B	410	8,291
Telefonaktiebolaget LM Ericsson, Cl A	441	4,021
Telefonaktiebolaget LM Ericsson, Cl B	11,315	98,528

Total Sweden		168,642

Description	Shares	Fair Value

Switzerland — 9.3%
Nestle	1,011	$109,457
Roche Holding – (BR)	9	2,860
Roche Holding – (GENUS)	265	85,978
SGS	1	2,739
Swisscom	8	4,237

Total Switzerland		205,271

United Kingdom — 0.1%
British Land PLC‡	10	85
Investec PLC	2	12
Lloyds Banking Group PLC	1,843	1,526
RELX PLC	28	707
Standard Chartered PLC	18	170
United Utilities Group PLC	2	25
WPP PLC	8	113

Total United Kingdom		2,638

United States — 46.6%
Communication Services— 2.7%
Walt Disney	419	60,600

Consumer Discretionary— 5.3%
Ford Motor	1,147	10,667
General Motors	451	16,507
NIKE, Cl B	472	47,818
Starbucks	477	41,938

		116,930

Consumer Staples— 5.7%
Colgate-Palmolive	311	21,409
Kimberly-Clark	110	15,131
Procter & Gamble	708	88,429

		124,969

Energy— 2.2%
ConocoPhillips	438	28,483
Hess	93	6,213
Occidental Petroleum	324	13,352

		48,048

Financials— 5.5%
Bank of America	2,237	78,787
Goldman Sachs Group	106	24,372
Morgan Stanley	367	18,761

		121,920

Health Care— 9.8%
AbbVie	536	47,458
Biogen*	81	24,035
Merck	1,043	94,861
Pfizer	1,299	50,895

		217,249

Industrials— 3.4%
3M	182	32,108
Cintas	37	9,956
Johnson Controls International PLC	359	14,615
ManpowerGroup	26	2,525
Nielsen Holdings PLC	110	2,233

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

December 31, 2019 (Unaudited)

Description	Shares	Fair Value

Rockwell Automation	46	$9,323
Xylem	55	4,334

		75,094

Information Technology— 11.1%
Hewlett Packard Enterprise	4,163	66,025
HP	683	14,036
Intel	1,083	64,818
Microsoft	637	100,455

		245,334

Materials— 0.6%
Avery Dennison	33	4,317
Newmont Goldcorp	174	7,560

		11,877

Utilities— 0.3%
AES	287	5,711

Total United States		1,027,732

Total Common Stock
(Cost $1,961,834)		2,081,233

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & KGaA* (A)	57	5,895

Total Germany		5,895

Total Preferred Stock
(Cost $6,524)		5,895

SHORT-TERM INVESTMENT — 5.3%
Invesco Government & Agency, Cl Institutional, 1.500%(B)	117,892	117,892

Total Short-Term Investment (Cost $117,892)		117,892

Total Investments - 99.9%
(Cost $2,086,250)		$2,205,020

Percentages are based on Net Assets of $2,207,279.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of December 31, 2019.

Cl — Class

PLC — Public Limited Company

As of December 31, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Assets:
Investments, at Cost	$ 5,976,280	$ 2,630,882	$ 2,086,250

Investments, at Fair Value	$ 6,914,206	$ 2,931,658	$ 2,205,020
Cash and Cash Equivalents	35	—	3
Receivable for Expense Reimbursement	18,782	7,181	4,037
Dividend Receivable	5,216	1,962	2,731
Reclaims Receivable	34	34	1,259

Total Assets	6,938,273	2,940,835	2,213,050

Liabilities:
Payable to Trustees	18,782	7,181	4,037
Advisory Fees Payable	4,333	1,676	1,390
Due to Custodian	—	22,104	—
Foreign Currency Payable, at Value (Proceeds $-, $- and $341)	—	—	344

Total Liabilities	23,115	30,961	5,771

Net Assets	$ 6,915,158	$ 2,909,874	$ 2,207,279

Net Assets Consist of:
Paid-in Capital	$ 5,998,576	$ 2,631,290	$ 2,097,592
Total Distributable Earnings	916,582	278,584	109,687

Net Assets	$ 6,915,158	$ 2,909,874	$ 2,207,279

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,001	125,000	100,001
Net Asset Value, Offering and Redemption Price Per Share	$ 23.05	$ 23.28	$ 22.07

Amounts designated as “-“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

For the Period Ended December 31, 2019 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF	Impact Shares Sustainable Development Goals Global Equity ETF
Investment Income:
Dividend Income	$64,296	$23,163	$13,840
Less: Foreign Taxes Withheld	—	—	(183)

Total Investment Income	64,296	23,163	13,657

Expenses:

Advisory Fees	22,320	8,533	4,797

Total Expenses	22,320	8,533	4,797

Net Investment Income	41,976	14,630	8,860

Net Realized Gain (Loss) on:

Investments	4,854	1,162	(23)
Net Realized Gain on Foreign Currency Transactions	—	—	3

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,854	1,162	(20)

Net Change in Unrealized Appreciation:

Investments	751,396	219,752	104,383
Foreign Currency Translations	—	—	3

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	751,396	219,752	104,386

Net Realized and Unrealized Gain on Investments	756,250	220,914	104,366

Net Increase in Net Assets Resulting from Operations	$798,226	$235,544	$113,226

Amounts designated as “-“are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Period Ended December 31, 2019 (Unaudited)	Period Ended June 30, 2019(1)
Operations:
Net Investment Income	$41,976	$36,815
Net Realized Gain (Loss) on Investments	4,854	(23,918)
Net Change in Unrealized Appreciation on Investments	751,396	186,530

Net Increase in Net Assets Resulting from Operations	798,226	199,427

Distributions	(42,078)	(38,993)

Capital Share Transactions:
Issued	2,032,827	3,965,749

Increase in Net Assets from Capital Share Transactions	2,032,827	3,965,749

Total Increase in Net Assets	2,788,975	4,126,183

Net Assets:
Beginning of Period	4,126,183	—

End of Period	$6,915,158	$4,126,183

Share Transactions:
Issued	100,000	200,001

Net Increase in Shares Outstanding from Share Transactions	100,000	200,001

Amounts designated as “-“are either $0 or have been rounded to $0.

(1) The Fund commenced operations on August 24, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Period Ended December 31, 2019 (Unaudited)	Period Ended June 30, 2019(1)
Operations:
Net Investment Income	$14,630	$29,212
Net Realized Gain on Investments	1,162	33,358
Net Change in Unrealized Appreciation on Investments	219,752	81,024

Net Increase in Net Assets Resulting from Operations	235,544	143,594

Distributions	(14,668)	(29,967)

Return of Capital	–	(37)

Capital Share Transactions:
Issued	573,717	3,113,767
Redeemed	(106,253)	(1,005,823)

Increase in Net Assets from Capital Share Transactions	467,464	2,107,944

Total Increase in Net Assets	688,340	2,221,534

Net Assets:
Beginning of Period	2,221,534	—

End of Period	$2,909,874	$2,221,534

Share Transactions:
Issued	25,000	155,000
Redeemed	(5,000)	(50,000)

Net Increase in Shares Outstanding from Share Transactions	20,000	105,000

Amounts designated as “-“are either $0 or have been rounded to $0.

(1) The Fund commenced operations on July 18, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Sustainable Development Goals Global Equity ETF
	Period Ended December 31, 2019 (Unaudited)	Period Ended June 30, 2019(1)
Operations:
Net Investment Income	$8,860	$28,019
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(20)	33,316
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	104,386	14,423

Net Increase in Net Assets Resulting from Operations	113,226	75,758

Distributions	(9,427)	(26,447)

Capital Share Transactions:
Issued	1,076,289	2,000,020
Redeemed	–	(1,022,140)

Increase in Net Assets from Capital Share Transactions	1,076,289	977,880

Total Increase in Net Assets	1,180,088	1,027,191

Net Assets:
Beginning of Period	1,027,191	—

End of Period	$2,207,279	$1,027,191

Share Transactions:
Issued	50,000	100,001
Redeemed	–	(50,000)

Net Increase in Shares Outstanding from Share Transactions	50,000	50,001

Amounts designated as “-“are either $0 or have been rounded to $0.

(1) The Fund commenced operations on September 20, 2018.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2019 (Unaudited) and the period ended June 30,

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)(2)		Ratio of Net Investment Income to Average Net Assets (%)(2)	Portfolio Turnover (%)(3)
Impact Shares YWCA Women’s Empowerment ETF
2019**	20.63	0.15	2.41	2.56	(0.14)	—	—	(0.14)	23.05	23.07	12.44	6,915	0.75		1.41	—
2019(4)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—^	(0.27)	20.63	20.62	4.71	4,126	0.76	(7)	1.60	7

Impact Shares NAACP Minority Empowerment ETF
2019**	21.16	0.14	2.11	2.25	(0.13)	—	—	(0.13)	23.28	23.30	10.67	2,910	0.75		1.29	—
2019(5)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—	(0.29)	21.16	21.11	7.37	2,222	0.75	(8)	1.46	19

Impact Shares Sustainable Development Goals Global Equity ETF
2019**	20.54	0.15	1.52	1.67	(0.14)	—	—	(0.14)	22.07	22.26	8.15	2,207	0.75		1.39	—
2019(6)	20.00	0.32	0.60	0.92	(0.38)	—	—	(0.38)	20.54	20.66	4.67	1,027	0.75	(9)	2.08	25

Amounts designated as “-“are either $0 or have been rounded to $0.

*	Per share data calculated using average shares method.
**	For the six months ended December 31, 2019.
^	Amount is less than 0.005.
(1)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(4)	Commenced operations on August 24, 2018.
(5)	Commenced operations on July 18, 2018.
(6)	Commenced operations on September 20, 2018.
(7)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.
(8)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.
(9)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with three separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”) and Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF”) (each a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The NAACP Minority ETF commenced operations on July 18, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which comprises 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee .In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended December 31, 2019, the Funds did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statement of Operations.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares (each block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	50,000	$ 500	$ 1,152,500	$ 500
Impact Shares NAACP Minority Empowerment ETF	50,000	500	1,164,000	500
Impact Shares Sustainable Development Goals Global Equity ETF	50,000	500	1,103,500	500

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Funds. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; salaries and other compensation or expenses, including travel expenses, of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates; taxes and governmental fees, if any, levied against the Funds; brokerage fees and commissions, and other portfolio transaction expenses incurred by or for the Funds; expenses of the Funds’ securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; fees and expenses of any underlying funds or other pooled vehicles in which the Funds invest; dividend and interest expenses on short positions taken by the Funds; fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of the Adviser or its subsidiaries or affiliates; extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Nonprofits and the legal obligations of the Funds to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; fees and expenses, including legal, printing and mailing, solicitation and other fees and expenses associated with and incident to shareholder meetings and proxy

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

solicitations involving shareholder proposals or other non-routine matters that are not initiated or proposed by the Funds’ management; organizational and offering expenses of the Funds, including registration (including Share registration fees), legal, marketing, printing, accounting and other expenses, associated with organizing the Funds in its state of jurisdiction and in connection with the initial registration of the Funds under the 1940 Act and the initial registration of its shares under the Securities Act (i.e., through the effectiveness of the Funds’ initial registration statement on Form N-1A); fees and expenses associated with seeking, applying for and obtaining formal exemptive, no-action and/or other relief from the SEC; and expenses of the Funds which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The expense limitation is set at an annual rate of 0.75%. The Advisor has contractually agreed to reimburse the Funds for any expenses in excess of the limit. This expense limitation will continue through at least October 28, 2020, and may not be terminated prior to this date without the action or consent of the Board.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended December 31, 2019, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

For the period ended December 31, 2019, the Funds incurred Trustee fees of $18,782, $7,181, and $4,037 for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, for which the Adviser voluntarily agreed to reimburse the Funds. Of these amounts, $18,782, $7,181, and $4,037 remain payable to the Trustees and are shown as a receivable from the Adviser on the Statements of Assets and Liabilities for the Women’s ETF, Minority ETF, and Sustainable Development ETF, respectively, as of December 31, 2019. Trustee fees are shown gross within expenses with a corresponding expense reimbursement on the Statement of Operations as such fees were voluntarily paid by the Adviser on behalf of the Funds. The Adviser does not have the ability to recoup these voluntary expense reimbursements in the future.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Impact Shares YWCA Women’s Empowerment ETF	$14,682	$27,437
Impact Shares NAACP Minority Empowerment ETF	489	2,719
Impact Shares Sustainable Development Goals Global Equity ETF	126	-

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended December 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$2,027,476	$-	$-
Impact Shares NAACP Minority Empowerment ETF	572,766	-	-
Impact Shares Sustainable Development Goals Global Equity ETF	993,812	-	-

For the period ended June 30, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Impact Shares YWCA Women’s Empowerment ETF	$4,211,993	$-	$-
Impact Shares NAACP Minority Empowerment ETF	3,132,519	1,004,168	55,919
Impact Shares Sustainable Development Goals Global Equity ETF	-	818,854	43,423

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended June 30, 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Impact Shares YWCA Women’s Empowerment ETF 2019	$38,993	$—	$ —	$38,993
Impact Shares NAACP Minority Empowerment ETF 2019	29,967	—	37	30,004
Impact Shares Sustainable Development Goals Global Equity ETF 2019	26,447	—	—	26,447

As of June 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Post October Losses	Unrealized Appreciation	Total Distributable Earnings
Impact Shares YWCA Women’s Empowerment ETF	$ —	$ (16,855)	$ 177,289	$ 160,434
Impact Shares NAACP Minority Empowerment ETF	—	(21,641)	79,349	57,708
Impact Shares Sustainable Development Goals Global Equity ETF	1,359	(9,149)	13,678	5,888

Post-October capital losses represent losses realized on investment transactions from inception date through June 30, 2019 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at December 31, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Impact Shares YWCA Women’s Empowerment ETF	$5,976,280	$ 997,667	$ (59,741)	$ 937,926
Impact Shares NAACP Minority Empowerment ETF	2,630,882	349,398	(48,622)	300,776
Impact Shares Sustainable Development Goals Global Equity ETF	2,086,250	164,816	(46,046)	118,770

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Brexit (Impact Shares Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On March 29, 2017, the United Kingdom formally notified the European Council of its intention to leave the European Union, beginning the Brexit process. The withdrawal was delayed by a deadlock in the British parliament. Following a general election, Parliament ratified the formal withdrawal agreement with the European Union and left the European Union on January 31, 2020. This began a transition period that is currently set to end on December 31, 2020, during which the United Kingdom and the European Union will negotiate their future relationship. During the transition period, the United Kingdom will remain subject to European Union law with privileges to provide services under the single market directives, but is no longer part of the European Union’s political bodies or institutions. There is a significant degree of uncertainty about how negotiations relating to the UK’s new trade agreements with the European Union and other non-European Union countries will be conducted, as well as the potential consequences for Brexit. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

Commodities Risk (All Funds) - Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested. A Fund’s investments in commodity-linked instruments may bear on or be limited by each Fund’s intention to qualify as a regulated investment company.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Emerging Markets Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Equity Investing Risk (All Funds) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Impact Shares NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (Impact Shares YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Intellectual Property Risk (All Funds) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the Partner Nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Limited Operating History Risk (All Funds) - The Funds are newly formed and have no operating history for investors to evaluate as of the date of this Prospectus. The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of companies whose securities the Fund holds, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio manager uses qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio manager to implement strategies. The Adviser has no experience managing an ETF. The relative lack of experience of the Adviser may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Options Risk (All Funds) - Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.

Passive Investment Risk (All Funds) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Securities Market Risk (All Funds) - The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.

Small-Cap Company Risk (All Funds) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap

Impact Shares Trust I

Notes to Financial Statements

December 31, 2019 (Unaudited)

transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

7. OTHER

At December 31, 2019, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2019 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2019 to December 31, 2019) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)

Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,124.40	0.75%	$4.01
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$1,106.70	0.75%	$3.97
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81

Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$1,081.50	0.75%	$3.92
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the commencement of operations period shown).

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2189 Broken Bend

Frisco, Texas 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-SA-002-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*

/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer and Principal
Financial Officer

Date: March 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: March 10, 2020

By (Signature and Title)*

/s/ Ethan Powell
Ethan Powell, Treasurer and Principal
Financial Officer

Date: March 10, 2020